UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 28, 2007

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Matrix Capital Management Company LLC
Address:  100 Winter Street
          Waltham, MA. 02154

13 File Number: 28-10217

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      cHRISTOPHER JOHNSON
Title:     CHIEF FINANCIAL OFFICER & CHIEF COMPLIANCE OFFICER
Phone:
Signature, Place and Date of Signing:

    CHRISTOPHER JOHNSON  November  1, 2007


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    24

Form 13F Information Table Value Total:    863228

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D AIRVANA INC                    COMMON STOCK     00950V101    21155  3496647 SH       SOLE                3496647        0        0
D CHESAPEAKE ENERGY CO RP COM ST COMMON STOCK     165167107    16561   469705 SH       SOLE                 469705        0        0
D COMCAST CORP CL A COM STK      COMMON STOCK     20030N101   193440  8000000 SH       SOLE                8000000        0        0
D CREDICORP LTD USD5.0  ORDS (US COMMON STOCK     G2519Y108    24602   363400 SH       SOLE                 363400        0        0
D CVS CAREMARK CORP  COM STK     COMMON STOCK     126650100   113624  2867131 SH       SOLE                2867131        0        0
D DOMTAR CORP                    COMMON STOCK     257559104    35534  4333400 SH       SOLE                4333400        0        0
D ETELCARE GLOBAL SOLU TION-ADS  ADRS STOCKS      29759R102    18288  1668575 SH       SOLE                1668575        0        0
D HLTH CORPORATION  COM STK      COMMON STOCK     40422Y101     1345    94900 SH       SOLE                  94900        0        0
D JACKSN HWT TX SR               COMMON STOCK     468202106    40304  1441500 SH       SOLE                1441500        0        0
D LAN AIRLINES SA  CHI LE ADR    ADRS STOCKS      501723100     9857   614146 SH       SOLE                 614146        0        0
D MAXIM INTEGRATED PRO DS INC CO COMMON STOCK     57772K101   119359  4066740 SH       SOLE                4066740        0        0
D MONSTER WORLDWIDE INC COM      COMMON STOCK     611742107    17030   500000 SH       SOLE                 500000        0        0
D NET 1 UEPS TECHNOLOG IES INC C COMMON STOCK     64107N206    36334  1337276 SH       SOLE                1337276        0        0
D NETEZZA CORP                   COMMON STOCK     64111N101     1448   115730 SH       SOLE                 115730        0        0
D PDF SOLUTIONS INC  COM STK     COMMON STOCK     693282105     9067   917684 SH       SOLE                 917684        0        0
D QUALCOMM INC  COM STK          COMMON STOCK     747525103   102124  2416586 SH       SOLE                2416586        0        0
D RYANAIR HOLDINGS PLC  ADR      ADRS STOCKS      783513104    18206   438587 SH       SOLE                 438587        0        0
D SAIC INC                       COMMON STOCK     78390X101    99367  5178076 SH       SOLE                5178076        0        0
D SOLERA HOLDINGS INC  COM STK   COMMON STOCK     83421A104    22361  1242980 SH       SOLE                1242980        0        0
D TRANSDIGM GROUP INC  COM STK   COMMON STOCK     893641100    13420   293600 SH       SOLE                 293600        0        0
D TWEEN BRANDS INC  COM STK      COMMON STOCK     901166108    17776   541302 SH       SOLE                 541302        0        0
D UNITED TECHNOLOGIES CORP       COMMON STOCK     913017109    15291   190000 SH       SOLE                 190000        0        0
D VIASAT INC  COM STK            COMMON STOCK     92552V100    18357   595434 SH       SOLE                 595434        0        0
D WELLPOINT INC			 COMMON STOCK	  94973V107     4735    60000 SH       SOLE                  60000        0        0
S REPORT SUMMARY                 24 DATA RECORDS              863228        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED